ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction of the Group

AirMedia Group Inc. (“AirMedia” or the “Company”) was incorporated in the Cayman Islands on April 12, 2007.

AirMedia, its subsidiaries, its variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively the “Group”) operate its out-of-home advertising network, primarily air travel advertising network, in the People’s Republic of China (the “PRC”).

In June 2015, the Company, AM Technology, AirMedia Shengshi, which is the Company’s VIE in China as well as the controlling shareholder of AirMedia Group Co., Ltd. (“AM Advertising”), and Mr. Herman Guo, who is registered shareholder of AM Advertising under PRC law entered into a definitive agreement (“Equity Interest Transfer Agreement”) with Beijing Longde Wenchuang Fund Management Co., Ltd. (“Longde Wenchuang” or the “Buyer”) to sell 75% equity interest of AM Advertising for a consideration of RMB2.1 billion (equivalent to $324,183) in cash. As part of the transaction, the Company effected an internal business reorganization and transferred all its media business in airports (excluding digital TV screens in airports and TV-attached digital frames) and all billboard and LED media business outside of airports (excluding gas station media network and digital TV screens on airplanes) to AM Advertising to form the target business to be sold (the “Target Business”) and transferred its other business out of AM Advertising. To effectuate the sale, the Company removed the VIE structure with respect to AM Advertising. The change in the equity ownership of AM Advertising was registered with the local branch of the State Administration for Industry and Commerce, or the SAIC, in December 2015. The Company now holds 25% equity interest in AM Advertising and has ceased to consolidate the results of AM Advertising since December 2015.

In November, Longde Wenchuang transferred 46.43% equity interest of AM Advertising to Beijing Culture Center Construction Development Fund (LLP) (“Culture Center Fund”, together with Longde Wenchuang, the “Buyers”). Longde Wenchuang retained 28.57% equity interest of AM Advertising.

This disposal represents a strategic shift and has a major effect on the Group’s results of operations. Accordingly, assets and liabilities, revenues and expenses, and cash flows related to the disposed business lines have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The consolidated balance sheets as of December 31, 2014, the consolidated statements of operations and the consolidated statements of cash flows for the years ended December 31, 2013 and 2014 are adjusted retrospectively to reflect this change.

On June 19, 2015, the Company's board of directors formed a special committee consisting of three independent members in order to consider a going private transaction submitted by Mr. Herman Man Guo to acquire the Company for $3.00 in cash per share (or $6.00 in cash per ADS) other than any ordinary shares or ADSs of the Company beneficially held by Mr. Herman Man Guo, his affiliates or other management shareholders who may choose to roll over their Shares in connection with the proposed acquisition (the “Proposal”).

Pursuant to the Proposal, on September 28, 2015, the Company, together with AirMedia Holdings Ltd. (“Parent”) and AirMedia Merger Company Limited (“Merger Sub”), executed and delivered the merger agreement and the applicable parties executed the ancillary documents relating thereto as to which they respectively are a party. The merger is subject to customary closing conditions including the approval of the merger agreement by an affirmative vote of holders of shares representing at least two-thirds of the voting power of the shares present and voting in person or by proxy at a meeting of our shareholders.

As of December 31, 2015, details of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

Intermediate Holding Company:
Broad Cosmos Enterprises Ltd.	June 26, 2006	British Virgin Islands (“BVI”)	100%

AirMedia International Limited (“AM International”)	July 14, 2007	BVI	100%

AirMedia (China) Limited (“AM China”)	August 5, 2005	Hong Kong	100%

Subsidiaries:
AirMedia Technology (Beijing) Co., Ltd. (“AM Technology”)	September 19, 2005	the PRC	100%

Shenzhen AirMedia Information Technology Co., Ltd. (“Shenzhen AM”)	June 6, 2006	the PRC	100%

Xi’an AirMedia Chuangyi Technology Co., Ltd. (“Xi’an AM”)	December 31, 2007	the PRC	100%

VIEs:
Beijing AirMedia Shengshi Advertising Co., Ltd.
(Formerly Beijing Shengshi Lianhe Advertising Co., Ltd.)
(“AirMedia Shengshi”)	August 7, 2005	the PRC	N/A

Beijing AirMedia Jiaming Advertising Co., Ltd.
(Formerly Beijing AirMedia UC Advertising Co., Ltd.)
(“Jiaming Advertising”)	January 1, 2007	the PRC	N/A

Beijing Yuehang Digital Media Advertising Co., Ltd. (“AM Yuehang”)	January 16, 2008	the PRC	N/A

AirMedia Online Network Technology Co., Ltd. (“AM Online”)	April 30, 2015	the PRC	N/A

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

VIEs’ subsidiaries:
Beijing AirMedia Film & TV Culture Co., Ltd. (“AM Film”)	September 13, 2007	the PRC	N/A

Flying Dragon Media Advertising Co., Ltd. (“Flying Dragon”)	August 1, 2008	the PRC	N/A

Wenzhou AirMedia Advertising Co., Ltd. (“AM Wenzhou”)	October 17, 2008	the PRC	N/A

Hainan Jinhui Guangming Media Advertising Co., Ltd. (“Hainan Jinhui”)	June 23, 2009	the PRC	N/A

Beijing Dongding Gongyi Advertising Co., Ltd. (“Dongding”)	February 1, 2010	the PRC	N/A

Beijing GreatView Media Advertising Co., Ltd.
(Formerly Beijing Weimei Shengjing Media
Advertising Co., Ltd.) (“GreatView Media”)	April 28, 2011	the PRC	N/A

Guangzhou Meizheng Advertising Co., Ltd. (“Guangzhou Meizheng”)	May 17, 2013	the PRC	N/A

Beijing AirMedia Tianyi Information Technology Co., Ltd. (“AM Tianyi”)	September 25, 2013	the PRC	N/A

Guangzhou Xinyu Advertising Co., Ltd. (“Guangzhou Xinyu”)	February 2, 2015	the PRC	N/A

AirMedia Mobile Network Technology Co., Ltd. (“AM Mobile”)	April 23, 2015	the PRC	N/A

Guangzhou Meizheng Information Technology Co., Ltd. (“Guangzhou Tech”)	June 18, 2015	the PRC	N/A

AirMedia Henglong Mobile Network Technology Co., Ltd. (“AMHL Mobile”)	April 27, 2015	the PRC	N/A

Beijing AirMedia Jiaming Film & TV Culture Co., Ltd. (“AM Jiaming”)	December 31, 2015	the PRC	N/A

The VIE arrangements

Chinese regulations currently limit foreign ownership of companies that provide advertising services, including out-of-home television advertising services. Since December 30, 2005, foreign investors have been permitted to own directly 100% interest in PRC advertising companies if the foreign investor has at least three years of direct operations of advertising business outside of the PRC.

One of the Company’s subsidiary, AM China, the 100% shareholder of AM Technology, Shenzhen AM, and Xi’an AM, has been engaged in the advertising business in Hong Kong since September 2008. Since it has operated as an advertising business for more than three years, AM China and its subsidiaries may apply for the required licenses to provide advertising services in China.

The Group conducts substantially all of its activities through VIEs, i.e. AirMedia Shengshi, Jiaming Advertising, AM Yuehang and AM Online, and the VIEs’ subsidiaries. The VIEs have entered into the following series of agreements with AM Technology:

·	Technology support and service agreement: AM Technology provides exclusive technology support and consulting services to the VIEs and in return, the VIEs are required to pay AM Technology service fees. The VIEs pay to AM Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to AM Technology, a net cost-plus rate of no less than 0.5% in the case of AirMedia Shengshi, and Jiaming Advertising, or 1.0% in the case of AM Yuehang, which final rate should be determined by AM Technology. The “net cost-plus rate” refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology support and service fees for each given year payable by AM Online to AM Technology under AM Online’s technology support and service agreement shall be determined by AM Online and AM Technology at the first month of such year taking into account several factors. Those factors include the credential of the team of AM Technology that provides services to AM Online, the number of service hours, the nature and value of the services provided by AM Technology, the extent to which AM Technology provides patent or other license to AM Online in its provision of technology support and service and the correlation between AM Online’s results of operations and the technology support and service provided by AM Technology. In the event AM Technology finds it necessary to make subsequent adjustment to the amount of fees, AM Online shall negotiate in good faith with AM Technology to determine the new fee. The technology support and service agreements are effective for ten years and such term is automatically renewed upon its expiry unless either party informs the other party of its intention of no extension at least twenty days prior to the expiration of the agreements.

·	Technology development agreement: VIEs exclusively engaged AM Technology to provide technology development services. AM Technology owns the intellectual property rights developed in the performance of these agreements. Except for AM Online, the VIEs pay to AM Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to AM Technology, a net cost-plus rate of no less than 0.5% in the case of AirMedia Shengshi, and Jiaming Advertising, which final rate should be determined by AM Technology. It is at AM Technology’s sole discretion that the rate and amount of fees ultimately charged the VIEs under these agreements are determined. The “net cost-plus rate” refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology development fees for each given year payable by AM Online to AM Technology under AM Online’s technology development agreement shall be determined by AM Online and AM Technology at the first month of such year taking into account several factors. Those factors include the credential of the team of AM Technology that provides services to AM Online, the number of service hours, the nature and value of the services provided by AM Technology, the extent to which AM Technology provides patent or other license to AM Online in its provision of technology development service and the correlation between AM Online’s results of operations and the technology development service provided by AM Technology. In the event AM Technology finds it necessary to make subsequent adjustment to the amount of fees, AM Online shall negotiate in good faith with AM Technology to determine the new fee. The technology development agreements are effective for ten years and such terms is automatically renewed upon its expiry unless either party informs the other party of its intention of no extension at least twenty days prior to the expiration of the agreements.

·	Exclusive Technology Consultation and Service Agreement: AM online exclusively engages AM Technology to provide consultation services in relation to management, training, marketing and promotion. AM Online agrees to pay to AM Technology the amount of annual service fees as determined by AM Technology. In the event AM Technology finds it necessary to make subsequent adjustment to the amount of fees, AM Online shall negotiate in good faith with AM Technology to determine the new fees. The exclusive technology consultation and service agreement remains effective for ten years and such term may be reviewed by AM Technology’s written confirmation prior to the expiration of the agreement term.

·	Call option agreement: Under the call option agreements between AM Technology and the shareholders of AirMedia Shengshi, AM Yuehang and Jiaming Advertising, the shareholders of those VIEs irrevocably granted AM Technology or its designated third party an exclusive option to purchase from the VIEs’ shareholders, to the extent permitted under PRC law, all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. Under the call option agreements between AM Technology and the shareholders of AM Online, the shareholders of AM Online irrevocably granted AM Technology or its designated third party an exclusive option to purchase from the shareholders of AM Online, to the extent permitted under PRC law, all the equity interests in AM Online, as the case may be. To the extent the applicable PRC law does not require the valuation of the subject equity interests and does not otherwise restrict the purchase price for such equity interests, such purchase price shall equal the amount of actual payment made by the respective shareholders of AM Online with respect to the equity interests whether in the form or share capital injection or secondary purchase price. If and where the applicable PRC law requires the valuation of the subject equity interests or otherwise has restrictions on the purchase price for such equity interests, such purchase price shall equal the minimum amount of consideration permitted by the applicable law. In addition, under these agreements (except for the call option agreements between AM Technology and the shareholders of AM Online), AM Technology has undertaken to act as guarantor of VIEs in all operations-related contracts, agreements and transactions and commit to provide loans to support the business development needs of VIEs or if the VIEs suffer operating difficulties, provided that the relevant VIE’s shareholders satisfy the terms and conditions in the call option agreements. Under PRC laws, to provide an effective guarantee, a guarantor needs to execute a specific written agreement with the beneficiary of the guarantee. As AM Technology has not entered into any written guarantee agreements with any third party beneficiaries to guarantee the VIEs’ performance obligations to these third parties, none of these third parties can demand performance from AM Technology as a guarantor of the VIEs’ performance obligations. The absence of a written guarantee agreement, however, does not affect our conclusion that we are the primary beneficiary of the VIEs and in turn should consolidate the financials of the VIEs. The term of each call option agreement is ten years and such terms can be renewed upon expiration at AM Technology’s sole discretion.

·	Equity pledge agreement: Under the equity pledge agreements between AM Technology and the shareholders of our VIEs other than AM Online, the shareholders of those VIEs pledged all of their equity interests, including the right to receive declared dividends, in those VIEs to AM Technology to guarantee those VIEs’ performance of their obligations under the technology support and service agreement and the technology development agreement. Under the equity pledge agreements between AM Technology and the shareholders of AM Online, the shareholders of AM Online pledged all of their equity interests, including the right to receive declared dividends, in AM Online to AM Technology to guarantee the performance by AM Online of its obligations under its call option agreement and its exclusive technology consultation and service agreement. If the VIEs fail to perform their obligations set forth in the applicable agreements, AM Technology shall be entitled to exercise all the remedies and powers set forth in the provisions of the applicable equity pledge agreements. Those agreements remain effective for as long as the technology support and service agreements and technology development agreement are effective, or, in the case of AM Online, until two years after the term of the obligations under the call option agreement and exclusive technology consultation and service agreement.

·	Authorization letter: Each shareholder of the VIEs has executed an authorization letter to authorize AM Technology to exercise certain of its rights, including voting rights, the rights to enter into legal documents and the rights to transfer any or all of its equity interest in the VIEs. The authorization letters by the shareholders of our VIEs other than AM Online will remain effective during the operating periods of the respective VIEs. Such authorization is effective for ten years and such term is renewed upon its expiry at AM Technology’s sole discretion. The authorization letters by the shareholders of AM Online will remain effective for as long as the respective parties remain shareholders of AM Online unless terminated earlier by AM Technology or the call option agreement with respect to AM Online is terminated prior to its expiration.

Through the above contractual arrangements, AM Technology has obtained 100% of shareholders’ voting interest in the VIEs, has the right to receive all dividends declared and paid by the VIEs and may receive substantially all of the net income of the VIEs through the technical support and service fees as determined by AM Technology at its sole discretion. Accordingly, we have consolidated the VIEs because we believe, through the contractual arrangements, (1) AM Technology could direct the activities of the VIEs that most significantly affect its economic performance and (2) AM Technology could receive substantially all of the benefits that could be potentially significant to the VIEs. Other than the contractual arrangements described above, because the management and certain employees of AM Technology also serve in the VIEs as management or employees, certain operating costs paid by AM Technology, such as payroll costs and office rental, were re-charged to the VIEs.

AM Technology also entered into loan agreements with each shareholder of AM Online, pursuant to which AM Technology permits to make loans in an aggregate amount of RMB 40 million to the shareholders of AM Online solely for the incorporation and capitalization of AM Online. The loan is interest free and the term of the loan is ten years and shall be automatically renewed on an annual basis unless AM Technology objects. AM Technology can require the shareholders to repay all or a portion of the loan before the maturity date with a 15 days prior written notice. Under such circumstances, AM Technology is entitled to, or designate a third party to, buy all or a portion of the shareholders’ equity interests in AM Online on a pro rata basis based on the amount of the repaid principal of the loan.

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Group, their interests may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Group’s ability to control the VIEs also depends on the authorization letters that AM Technology has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes the rights granted by the authorization letters is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

·	revoke the business and operating licenses of the Group’s PRC subsidiaries and affiliates;

·	discontinue or restricting the Group’s PRC subsidiaries’ and affiliates’ operations;

·	impose conditions or requirements with which the Group or its PRC subsidiaries and affiliates may not be able to comply; or

·	require the Group or its PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Group, AM Technology, or the VIEs.

Certain shareholders of VIEs are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of VIEs. Their interests as beneficial owners of VIEs may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of VIEs, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of VIEs will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of VIEs should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of VIEs arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The following financial statement information for AirMedia’s VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2014	2015

Total current assets	$63,730	$316,268
Total non-current assets	94,811	190,684

Total assets	158,541	506,952

Total current liabilities	40,702	101,197
Total non-current liabilities	1,387	26,536

Total liabilities	$42,089	$127,733

	For the years ended December 31,
	2013	2014	2015

Net revenues	$90,523	$74,689	$49,237
Net loss	(31,887)	(47,119)	(60,117)
Net cash used in operating activities from continuing operations	(16,001)	(17,353)	(26,388)
Net cash (used in) provided by investing activities from continuing operations	(58,804)	(22,607)	(5,166)
Net cash provided by financing activities from continuing operations	60,390	28,785	325

The VIEs contributed an aggregate of 99.2%, 100.0% and 98.0% of the consolidated net revenues for the years ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2014 and 2015, the VIEs accounted for an aggregate of 40.1% and 95.4%, respectively, of the consolidated total assets, and 33.2% and 95.3%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalent, short-term investments, property and equipment and long-term investments.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.